LONG-TERM DEBT (Details) $ in Millions, number in Billions	12 Months Ended
	Jan. 30, 2016 USD ($)	Jan. 26, 2016	Jan. 31, 2015 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 108.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	158.2
Long-term Debt	$ 7,465.5		$ 757.0
Term Loan A Repayment Period	5 years
Days Outstanding prior to stated maturity	91 days
Debt Instrument Additional Information
Current Portion of Long-Term Debt	$ 108.0		0.0
Long-term debt, excluding current portion	7,238.4		682.7
2017 Maturities	184.4
2018 Maturities	659.4
2019 Maturities	784.4
Maturities after 2019	$ 5,571.1
Long-Term Debt, by Maturity
Forgivable Promissory Note Repayment Period	5 years
Term Loan B Repayment Period	7 years
Acceleration of Amortization of Debt Issuance Costs	$ 19.0
Term Loan B-1 Loan Prepayment Amount		1.0
Debt Instrument, Unamortized Discount (Premium) And Debt Issuance Costs	$ 119.1		$ 74.3